Note 27 - Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 40		€ 45
Changes in the group of consolidated companies		0		(1)
New provisions		6		8
Amounts used		2		4
Unused amounts reversed		4		8
Effects from exchange rate fluctuations/ Unwind of discount		0		0
Transfers		0		(1)
Balance as of, end period		40		40
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		1,124		627
Changes in the group of consolidated companies		0		(2)
New provisions		2,201		881
Amounts used		954		328
Unused amounts reversed		509		73
Effects from exchange rate fluctuations/ Unwind of discount		3		18
Transfers		30		1
Balance as of, end period		1,895		1,124
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		129		570
Changes in the group of consolidated companies		0		0
New provisions		84		109
Amounts used		8		196
Unused amounts reversed		41		339
Effects from exchange rate fluctuations/ Unwind of discount		2		(13)
Transfers		0		(1)
Balance as of, end period		166		129
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		333		248
Changes in the group of consolidated companies		0		(2)
New provisions		149		287
Amounts used		55		132
Unused amounts reversed		153		69
Effects from exchange rate fluctuations/ Unwind of discount		0		0
Transfers		0		0
Balance as of, end period		273		333
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		421		398
Changes in the group of consolidated companies		0		4
New provisions		312		709
Amounts used		67		604
Unused amounts reversed		66		82
Effects from exchange rate fluctuations/ Unwind of discount		1		1
Transfers		(16)		(5)
Balance as of, end period		584		421
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		2,047	[1]	1,888
Changes in the group of consolidated companies	[1]	0		(1)
New provisions	[1]	2,751		1,993
Amounts used	[1]	1,086		1,264
Unused amounts reversed	[1]	773		570
Effects from exchange rate fluctuations/ Unwind of discount	[1]	5		6
Transfers	[1]	13		(6)
Balance as of, end period	[1]	€ 2,958		€ 2,047

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed